UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.
Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan           Westport, Connecticut         November 14, 2007
--------------------           ---------------------         ------------------
     [Signature]                   [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:   $361,184
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-10545                Addison Clark Fund, L.P.

2.        028-10547                Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
                                                         September 30, 2007
          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6     COL 7       COLUMN 8
                                                           MARKET                                                VOTING AUTHORITY
                                                           VALUE    SHRS OR   SH/ PUT/     INVESTMENT    OTHR    ----------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL     DISCRETION    MNGR  SOLE      SHARED NONE
       --------------         --------------    -----      -------  -------   --- ----     ----------    ----  ----      ------ ----
AMERICAN EXPRESS CO           COM             025816109     19,592    330,000 SH        SHARED - DEFINED  1,2    330,000
AMYLIN PHARMACEUTICALS INC    COM             032346108     22,595    451,892 SH        SHARED - DEFINED  1,2    451,892
APPLIED MATLS INC             COM             038222105      8,280    400,000     PUT   SHARED - DEFINED  1,2    400,000
AWARE INC MASS                COM             05453N100      2,902    674,900 SH        SHARED - DEFINED  1,2    674,900
BALLY TECHNOLOGIES INC        COM             05874B107     25,864    730,000 SH        SHARED - DEFINED  1,2    730,000
BANKUNITED FINL CORP          CL A            06652B103        544     35,000     PUT   SHARED - DEFINED  1,2     35,000
BERKLEY W R CORP              COM             084423102     10,400    351,000 SH        SHARED - DEFINED  1,2    351,000
CHIPOTLE MEXICAN GRILL INC    COM             169656105      5,907     50,000 SH        SHARED - DEFINED  1,2     50,000
CISCO SYS INC                 COM             17275R102      3,313    100,000     PUT   SHARED - DEFINED  1,2    100,000
COCA COLA CO                  COM             191216100      2,011     35,000     CALL  SHARED - DEFINED  1,2     35,000
COMERICA INC                  COM             200340107      2,564     50,000     PUT   SHARED - DEFINED  1,2     50,000
COMPTON PETE CORP             COM             204940100     15,411  1,650,000 SH        SHARED - DEFINED  1,2  1,650,000
COVIDIEN LTD                  COM             G2552X108     15,978    385,000 SH        SHARED - DEFINED  1,2    385,000
CRESUD S A C I F Y A          SPONSORED ADR   226406106      3,181    140,000 SH        SHARED - DEFINED  1,2    140,000
DISCOVERY HOLDING CO          CL A COM        25468Y107     10,098    350,000 SH        SHARED - DEFINED  1,2    350,000
EL PASO CORP                  COM             28336L109     33,092  1,950,000 SH        SHARED - DEFINED  1,2  1,950,000
ENTERTAINMENT DIST CO INC     COM             29382J105        402    314,100 SH        SHARED - DEFINED  1,2    314,100
FULL HOUSE RESORTS INC        COM             359678109      2,279    714,500 SH        SHARED - DEFINED  1,2    714,500
GENERAL MTRS CORP             COM             370442105      1,835     50,000     PUT   SHARED - DEFINED  1,2     50,000
HERCULES OFFSHORE INC         COM             427093109     18,277    700,000 SH        SHARED - DEFINED  1,2    700,000
JANUS CAP GROUP INC           COM             47102X105     22,624    800,000 SH        SHARED - DEFINED  1,2    800,000
JOHNSON & JOHNSON             COM             478160104      6,570    100,000     CALL  SHARED - DEFINED  1,2    100,000
KBR INC                       COM             48242W106      1,939     50,002 SH        SHARED - DEFINED  1,2     50,002
LIBERTY GLOBAL INC            COM SER A       530555101     21,700    529,000 SH        SHARED - DEFINED  1,2    529,000
LIBERTY MEDIA HLDG CORP       INT COM SER A   53071M104     23,006  1,197,590 SH        SHARED - DEFINED  1,2  1,197,590
LIBERTY MEDIA HLDG CORP       INT COM SER A   53071M104      5,763    300,000     CALL  SHARED - DEFINED  1,2    300,000
MARSHALL & ILSLEY CORP        COM             571834100     10,794    246,600 SH        SHARED - DEFINED  1,2    246,600
MICROCHIP TECHNOLOGY INC      COM             595017104      1,816     50,000     PUT   SHARED - DEFINED  1,2     50,000
NOVELLUS SYS INC              COM             670008101      1,908     70,000     PUT   SHARED - DEFINED  1,2     70,000
NOVO-NORDISK A S              ADR             670100205      8,110     67,000 SH        SHARED - DEFINED  1,2     67,000
NOVOSTAR FINL INC             COM NEW         669947889         89     10,000     PUT   SHARED - DEFINED  1,2     10,000
ORBCOMM INC                   COM             68555P100      1,608    213,511 SH        SHARED - DEFINED  1,2    213,511
SAIC INC                      COM             78390X101     18,023    939,200 SH        SHARED - DEFINED  1,2    939,200
SPRINT NEXTEL CORP            COM FON         852061100     11,875    625,000 SH        SHARED - DEFINED  1,2    625,000
TAKE TWO INTERACTIVE SOFTWAR  COM             874054109        171     10,000     PUT   SHARED - DEFINED  1,2     10,000
THORNBURG MTG INC             COM             885218107        386     30,000     PUT   SHARED - DEFINED  1,2     30,000
TRUMP ENTMT RESORTS INC       COM             89816T103        968    150,000 SH        SHARED - DEFINED  1,2    150,000
WALTER INDS INC               COM             93317Q105     17,216    640,000 SH        SHARED - DEFINED  1,2    640,000
WESTERN UN CO                 COM             959802109      2,097    100,000     CALL  SHARED - DEFINED  1,2    100,000